Property and equipment	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Property and equipment

6.	Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2025	2,805	7,722	376	3,552	5,644	20,099
Additions	10	33	8	-	31	82
Impairment	(240)	-	-	-	-	(240)
Disposals	(288)	(184)	(164)	-	(2)	(638)
Impact of foreign exchange rate changes	133	491	35	183	280	1,122
At December 31, 2025	2,420	8,062	255	3,735	5,953	20,425
Amounts derecognized due to discontinued operations	-	(220)	(139)	(98)	-	(457)
Additions	-	-	2	-	-	2
Disposals	-	(26)	-	-	(3)	(29)
Commissioning of assets	(2,420)	2,420				-
Impact of foreign exchange rate changes	-	(172)	(6)	(61)	(99)	(338)
At March 31, 2026	-	10,064	112	3,576	5,851	19,603

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2025	-	4,372	281	1,535	2,945	9,133
Amortization	-	644	29	262	253	1,188
Disposals	-	(125)	(159)	-	(2)	(287)
Impact of foreign exchange rate changes	-	323	30	84	148	585
At December 31, 2025	-	5,214	181	1,881	3,344	10,619
Amounts derecognized due to deconsolidation of German subsidiaries	-	(175)	(131)	(98)	-	(404)
Amortization	-	207	5	57	64	333
Disposals	-	(9)	-	-	-	(9)
Impact of foreign exchange rate changes	-	(87)	(5)	(31)	(57)	(180)
At March 31, 2026	-	5,150	50	1,809	3,350	10,359

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2025	2,420	2,848	74	1,854	2,609	9,806
At March 31, 2026	-	4,914	62	1,767	2,501	9,244

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

During the three-month period ended March 31, 2026 the Company retired fully depreciated assets no longer in use of $nil (2025 - $240).

Included in the net carrying amount of property and equipment at March 31, 2026, are right-of-use assets relating to buildings, in the amount of $1,767 (December 31, 2025 - $1,854).

As of March 31, 2026, the market capitalization of the Company is lower than its carrying amount and the Active Ingredient CGU will absorb more corporate costs following the deconsolidation of the Biopharmaceutical CGU, suggesting potential impairment. As a result, the Company tested the Active Ingredient CGU for impairment and the recoverable amount was estimated based on its value in use, using a discounted cash flow model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The significant estimates used in the determination of value in use included forecasted revenues, costs, growth rate and discount rate. As at March 31, 2026, the value in use of the CGU tested for impairment was determined using a pre-tax discount rate of 11.4%, based on historical industry average weighted-average cost of capital, gross margin of 40% based on management’s estimated cost of sales, and a terminal value growth of 2%, based on management’s estimate of the long-term compound annual growth rate. The recoverable amount of the CGU tested was estimated to be higher than its carrying amount and no impairment was required. No reasonable change in the discount rate or the terminal value growth could cause the carrying amount to exceed the recoverable amount. However, a decrease in the gross margin of 5% could cause the carrying amount to exceed the recoverable amount.